Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	At June 30, 2024 and December 31, 2023, accrued expenses and other current liabilities consisted of the following.
	June 30, 2024	December 31, 2023
	(Unaudited)
Payroll	$109,451	$130,463
Interest payable	147,370	46,639
Other	81,362	78,029
Total	$338,183	$255,131
As of December 31, 2023 and 2022, accrued expenses and other current liabilities consisted of the following.
	2023	2022

Payroll	$130,463	$253,212
Interest payable	46,639	21,132
Other	78,029	73,823
Total	$255,131	$348,167